Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Table Text Block]

	Years Ended December 31,
	2013	2012	2011
	(In Thousands, Except Per Share Data

Numerator, net income	$8,465	$8,403	$7,356

Denominator:
Denominator for basic earnings per share, weighted
average shares	3,627	3,608	3,380
Effect of dilutive securities, employee stock options	5	6	3

Denominator for diluted earnings per share, adjusted weighted average
shares and assumed conversions	3,632	3,614	3,383

Basic earnings per common share	$2.33	$2.33	$2.17

Diluted earnings per common share	$2.33	$2.33	$2.17